SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Preferred Shares (Details) € in Millions, ₨ in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 INR (₨) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)
Series 2
Disclosure of subsidiaries [line items]
Cumulative Dividend Rate	6.50%	6.50%	6.50%	6.50%
Series 3
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	24,000,000	24,000,000	24,000,000	24,000,000
Cumulative Dividend Rate	6.75%	6.75%	6.75%	6.75%
Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares		$ 158
Real Estate
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares		$ 3,578				$ 2,257
Real Estate | Preferred equity held by third party investor in Brookfield India Real Estate Trust [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	414,972,231	414,972,231	414,972,231	414,972,231
Cumulative Dividend Rate	90.00%	90.00%	90.00%	90.00%
Subsidiary Preferred Shares		$ 1,392				729
Real Estate | Preferred equity held by third party investor in BIP Investment Corporation Series 1 Senior preferred shares [Member]
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares				$ 0				$ 73
Real Estate | Preferred equity held by Alstria Office Prime Portfolio GmbH & Co. KG
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares | €			€ 0				€ 109
Real Estate | Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	5,600,000	5,600,000	5,600,000	5,600,000
Cumulative Dividend Rate	5.00%	5.00%	5.00%	5.00%
Subsidiary Preferred Shares		$ 158				145
Real Estate | Brookfield Property Split Corp (“BOP Split”) Senior Preferred Shares [Member] | Series 1
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	568,066	568,066	568,066	568,066
Cumulative Dividend Rate	5.25%	5.25%	5.25%	5.25%
Subsidiary Preferred Shares		$ 14				16
Real Estate | Brookfield Property Split Corp (“BOP Split”) Senior Preferred Shares [Member] | Series 2
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	253,017	253,017	253,017	253,017
Cumulative Dividend Rate	5.75%	5.75%	5.75%	5.75%
Subsidiary Preferred Shares				$ 4				7
Real Estate | Brookfield Property Split Corp (“BOP Split”) Senior Preferred Shares [Member] | Series 3
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	333,730	333,730	333,730	333,730
Cumulative Dividend Rate	5.00%	5.00%	5.00%	5.00%
Subsidiary Preferred Shares				$ 6				8
Real Estate | Brookfield Property Split Corp (“BOP Split”) Senior Preferred Shares [Member] | Series 4 [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	272,261	272,261	272,261	272,261
Cumulative Dividend Rate	5.20%	5.20%	5.20%	5.20%
Subsidiary Preferred Shares				$ 5				$ 7
Real Estate | Preferred Equity held by BSREP V Iron REIT [Member]
Disclosure of subsidiaries [line items]
Cumulative Dividend Rate	5.00%	5.00%	5.00%	5.00%
Subsidiary Preferred Shares		$ 69				$ 0
Infrastructure | Preferred equity held by third party investor in BIP India Trust [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	664,000,000	664,000,000	664,000,000	664,000,000
Subsidiary Preferred Shares | ₨	₨ 1,906				₨ 1,138